Retroactive adjustment of fair value of assets and liabilities (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Before adjustments
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	₩ (117,583)
Before adjustments | Assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	319,724
Before adjustments | Cash and due from banks
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	8,151
Before adjustments | Loans
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	301,766
Before adjustments | Property, plant and equipment
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	538
Before adjustments | Intangible assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Before adjustments | Other assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	9,269
Before adjustments | Liability
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(437,307)
Before adjustments | Deposits
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(436,285)
Before adjustments | Other liabilities
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(1,022)
Adjustments
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	13,904
Adjustments | Assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	13,904
Adjustments | Cash and due from banks
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Adjustments | Loans
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(1,352)
Adjustments | Property, plant and equipment
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Adjustments | Intangible assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	15,256
Adjustments | Other assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Adjustments | Liability
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Adjustments | Deposits
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
Adjustments | Other liabilities
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	0
After adjustments
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(103,679)
After adjustments | Assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	333,628
After adjustments | Cash and due from banks
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	8,151
After adjustments | Loans
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	300,414
After adjustments | Property, plant and equipment
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	538
After adjustments | Intangible assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	15,256
After adjustments | Other assets
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	9,269
After adjustments | Liability
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(437,307)
After adjustments | Deposits
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	(436,285)
After adjustments | Other liabilities
Retroactive adjustment of fair value of assets and liabilities [Line Items]
Fair value of the identifiable assets acquired and liabilities assumed	₩ (1,022)